UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W.  Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	CONSUMER DISCRETIONARY – 15.3%
1,985	Amazon.com, Inc.*	$754,618
22,570	Burberry Group PLC ADR[1]	651,145
54,670	Gentex Corp.	963,285
23,055	Grand Canyon Education, Inc.*	1,057,302
11,830	Johnson Controls, Inc.	601,082
44,280	LKQ Corp.*	1,088,181
20,515	Starbucks Corp.	1,917,845
		7,033,458
	CONSUMER STAPLES – 4.2%
7,230	United Natural Foods, Inc.*	600,379
6,760	Wal-Mart Stores, Inc.	567,367
13,370	Whole Foods Market, Inc.	755,271
		1,923,017
	FINANCIALS – 1.5%
14,260	PRA Group, Inc.*	714,283

	HEALTH CARE – 21.0%
8,355	athenahealth, Inc.*	1,061,670
35,890	Cepheid, Inc.*	2,039,988
9,985	Chemed Corp.	1,163,053
11,115	ExamWorks Group, Inc.*	449,046
12,225	IPC The Hospitalist Co., Inc.*	528,609
16,525	MEDNAX, Inc.*	1,181,042
15,250	Neogen Corp.*	780,037
12,795	Patterson Cos., Inc.	640,710
4,105	Perrigo Co. PLC[1]	634,099
13,480	Roche Holding A.G. ADR[1]	460,072
6,655	UnitedHealth Group, Inc.	756,208
		9,694,534
	INDUSTRIALS – 23.2%
4,395	3M Co.	741,217
18,010	Advisory Board Co.*	974,701
24,365	Beacon Roofing Supply, Inc.*	731,437
19,730	Fastenal Co.	819,782
23,295	Healthcare Services Group, Inc.	782,013
8,130	IHS, Inc. - Class A*	955,519
10,875	Proto Labs, Inc.*	772,995
33,900	Ritchie Bros Auctioneers, Inc.[1]	853,602
23,530	Rollins, Inc.	789,196
5,470	Roper Industries, Inc.	916,608
11,885	Stericycle, Inc.*	1,604,118

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
10,700	Verisk Analytics, Inc. - Class A*	$768,367
		10,709,555
	INFORMATION TECHNOLOGY – 26.8%
8,200	ANSYS, Inc.*	704,954
23,745	Cisco Systems, Inc.	700,715
5,650	CoStar Group, Inc.*	1,125,254
10,405	Cree, Inc.*	408,500
15,215	Dealertrack Technologies, Inc.*	605,100
16,500	Fiserv, Inc.*	1,288,155
712	Google, Inc. - Class A*	400,593
722	Google, Inc. - Class C*	403,165
32,860	Linear Technology Corp.	1,583,359
29,170	Microsoft Corp.	1,279,104
30,785	National Instruments Corp.	958,645
9,495	Power Integrations, Inc.	520,896
10,080	QUALCOMM, Inc.	730,901
6,586	Ultimate Software Group, Inc.*	1,084,352
6,360	VMware, Inc. - Class A*	541,045
		12,334,738
	MATERIALS – 4.1%
10,512	Ecolab, Inc.	1,214,557
5,290	Praxair, Inc.	676,591
		1,891,148
	UTILITIES – 1.4%
28,015	MDU Resources Group, Inc.	624,735

	TOTAL COMMON STOCKS (Cost $36,860,745)	44,925,468

	SHORT-TERM INVESTMENTS – 2.5%
1,165,909	Fidelity Institutional Money Market Fund, 0.08%[2]	1,165,909

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,165,909)	1,165,909

	TOTAL INVESTMENTS – 100.0% (Cost $38,026,654)	46,091,377
	Other assets less liabilities – 0.0%	15,663

	TOTAL NET ASSETS – 100.0%	$46,107,040

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	CONSUMER DISCRETIONARY – 12.6%
65	Amazon.com, Inc.*	$24,710
450	Dorman Products, Inc.*	19,849
480	Grand Canyon Education, Inc.*	22,013
390	Johnson Controls, Inc.	19,816
1,850	LKQ Corp.*	45,464
635	Starbucks Corp.	59,363
		191,215
	CONSUMER STAPLES – 4.1%
270	United Natural Foods, Inc.*	22,421
710	Whole Foods Market, Inc.	40,108
		62,529
	FINANCIALS – 1.3%
380	PRA Group, Inc.*	19,034

	HEALTH CARE – 20.7%
300	athenahealth, Inc.*	38,121
1,235	Cepheid, Inc.*	70,197
215	Chemed Corp.	25,043
375	ExamWorks Group, Inc.*	15,150
550	IPC The Hospitalist Co., Inc.*	23,782
565	MEDNAX, Inc.*	40,381
515	Neogen Corp.*	26,342
140	Perrigo Co. PLC[1]	21,626
580	Roche Holding A.G. ADR[1]	19,795
315	UnitedHealth Group, Inc.	35,794
		316,231
	INDUSTRIALS – 21.8%
720	Advisory Board Co.*	38,966
830	Beacon Roofing Supply, Inc.*	24,917
495	Fastenal Co.	20,567
360	IHS, Inc. - Class A*	42,311
285	Middleby Corp.*	30,384
565	Proto Labs, Inc.*	40,160
1,240	Ritchie Bros Auctioneers, Inc.[1]	31,223
185	Roper Industries, Inc.	31,001
355	Stericycle, Inc.*	47,914
355	Verisk Analytics, Inc. - Class A*	25,493
		332,936
	INFORMATION TECHNOLOGY – 30.7%
365	ANSYS, Inc.*	31,379
545	ChannelAdvisor Corp.*	5,390

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (continued)
150	CoStar Group, Inc.*	$29,874
690	Cree, Inc.*	27,090
500	Dealertrack Technologies, Inc.*	19,885
500	Fiserv, Inc.*	39,035
40	Google, Inc. - Class A*	22,505
925	Linear Technology Corp.	44,571
690	MAXIMUS, Inc.	40,869
945	Microsoft Corp.	41,438
1,015	National Instruments Corp.	31,607
510	Power Integrations, Inc.	27,979
485	QUALCOMM, Inc.	35,167
830	SciQuest, Inc.*	14,450
250	Stratasys Ltd.*1	15,515
255	Ultimate Software Group, Inc.*	41,985
		468,739
	MATERIALS – 4.8%
450	Ecolab, Inc.	51,993
170	Praxair, Inc.	21,743
		73,736
	UTILITIES – 1.8%
1,200	MDU Resources Group, Inc.	26,760

	TOTAL COMMON STOCKS (Cost $1,471,377)	1,491,180

	SHORT-TERM INVESTMENTS – 1.8%
27,251	Fidelity Institutional Money Market Fund, 0.08%	27,251

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,251)	27,251

	TOTAL INVESTMENTS – 99.6% (Cost $1,498,628)	1,518,431
	Other assets less liabilities – 0.4%	6,670

	TOTAL NET ASSETS – 100.0%	$1,525,101

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

	Growth Fund	Eco Leaders Fund
Cost of investments	$38,062,421	$1,498,628

Gross unrealized appreciation	8,874,405	71,155
Gross unrealized depreciation	(845,449)	(51,352)

Net unrealized appreciation on investments	$8,028,956	$19,803

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds’ assets carried at fair value:

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$44,925,468	$-	$-	$44,925,468
Short-Term Investments	1,165,909	-	-	1,165,909
Total Investments	$46,091,377	$-	$-	$46,091,377

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,491,180	$-	$-	$1,491,180
Short-Term Investments	27,251	-	-	27,251
Total Investments	$1,518,431	$-	$-	$1,518,431

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/29/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/15

* Print the name and title of each signing officer under his or her signature.